SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION [abstract]
Disclosure of operating segments

5          SGEMENT INFORMATION

The chief operating decision-makers have been identified as the senior executives of the Company. Senior executives of the Company review the Group’s internal reporting in order to assess performance and allocate resources. The operating segments were determined based on these management reports.

Senior executives evaluate the business from a perspective of revenues and operating results generated from railroad and related business conducted by the Company ("the Railway Transportation Business"). Other segments mainly include on-board catering services, leasing, sales of materials, sale of goods and other businesses related to railway transportation provided by the subsidiaries of the Company. Senior executives of the Company assess the performance of the operating segments based on a measure of the profit before income tax. Other information provided, except as noted below, to senior executives of the Company is measured in a manner consistent with that in the consolidated financial statements.

5              SEGMENT INFORMATION (CONTINUED)

The segment results for 2016, 2017 and 2018 are as follows:

	The Railway Transportation Business			All other segments			Elimination			Total
	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Segment revenue
- Railroad and Business	16,170,309	17,294,901	18,823,379	-	-	-	-	-	-	16,170,309	17,294,901	18,823,379
- Other Businesses	663,418	705,423	779,719	487,097	395,661	273,274	(40,320)	(64,563)	(48,354)	1,110,195	1,036,521	1,004,639
Total revenue	16,833,727	18,000,324	19,603,098	487,097	395,661	273,274	(40,320)	(64,563)	(48,354)	17,280,504	18,331,422	19,828,018
Timing of revenue recognition
- Overtime	16,715,139	17,899,006	19,480,546	182,871	180,331	89,590	(40,320)	(64,563)	(48,354)	16,857,690	18,014,774	19,521,782
- At a point in time	118,588	101,318	122,552	304,226	215,330	183,684	-	-	-	422,814	316,648	306,236
	16,833,727	18,000,324	19,603,098	487,097	395,661	273,274	(40,320)	(64,563)	(48,354)	17,280,504	18,331,422	19,828,018

Segment result	1,549,120	1,341,601	1,120,148	3,548	14,519	(26,078)	(8,659)	(8,988)	(25,270)	1,544,009	1,347,132	1,068,800

Finance costs/(income) - net	(2,728)	10,011	451	177	159	179	-	-	-	(2,551)	10,170	630
Share of results of associates, net of tax	7,223	6,944	7,177	-	-	-	-	-	-	7,223	6,944	7,177
Depreciation of fixed assets	1,511,570	1,655,657	1,603,106	7,400	6,803	6,637	-	-	-	1,518,970	1,662,460	1,609,743
Amortisation of leasehold land payments	27,338	34,348	44,450	11,332	11,332	11,332	-	-	-	38,670	45,680	55,782
Amortisation of long-term prepaid expenses	6,729	3,256	12,596	239	(88)	313	-	-	-	6,968	3,168	12,909
Impairment of fixed assets	-	11,185	10,364	-	-	-	-	-	-	-	11,185	10,364
Impairment of construction-in progress	5,662	-	-	-	-	-	-	-	-	5,662	-	-
Provision for/(reversal of) impairment of materials and supplies	(5,209)	7,844	11,361	-	-	-	-	-	-	(5,209)	7,844	11,361

5          SEGMENT INFORMATION (CONTINUED)

A reconciliation of the segment results to profit of 2016, 2017 and 2018 is as follows:

	The Railway Transportation Business			All other segments			Elimination			Total
	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Segment result	1,549,120	1,341,601	1,120,148	3,548	14,519	(26,078)	(8,659)	(8,988)	(25,270)	1,544,009	1,347,132	1,068,800
Income tax expense	(385,840)	(328,727)	(291,202)	(4,469)	(6,637)	1,436	-	-	-	(390,309)	(335,364)	(289,766)
Profit/(loss) for the year	1,163,280	1,012,874	828,946	(921)	7,882	(24,642)	(8,659)	(8,988)	(25,270)	1,153,700	1,011,768	779,034

The Group is domiciled in the PRC. All the Group's revenues were generated in the PRC, and the total assets are also located in the PRC.

	The Railway Transportation Business		All other segments		Elimination		Total
	2017	2018	2017	2018	2017	2018	2017	2018
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Total segment assets	33,621,101	35,089,100	535,840	496,353	(162,703)	(183,216)	33,994,238	35,402,237

Total segment assets include:
Investment in associates	174,548	181,725	-	-	-	-	174,548	181,725
Additions to non-current assets (other than financial instruments and deferred tax assets)	2,415,143	2,885,650	1,083	7,635	-	-	2,416,226	2,893,285
Total segment liabilities	4,908,103	6,163,507	545,500	571,273	(116,446)	(148,872)	5,337,157	6,585,908

Revenues of approximately RMB3,966,988,000 (2016: RMB3,407,998,000 and 2017: RMB3,595,959,000 ) were derived from Guangzhou Railway Group and its subsidiaries. These revenues are attributable to the Railway Transportation Business. Except that, no revenues derived from a single external customer have exceeded 10% of the total revenues.